QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Note 10 — QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
As
further described in Note 2, the previously reported financial information for the quarters ended March 31, 2022, June 30, 2022 and September 30, 2022 have been restated. Relevant restated financial information for the first, second and third quarters of 2022 is included in this Annual Report on Form 10-K/A in the tables that follow. The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. See Note 2 for additional information.

DIGITAL WORLD ACQUISITION CORP.
BALANCE SHEETS

		As Restated
	September 30, 2022	June 30, 2022	March 31, 2022
ASSETS
Current assets
Cash	$1,012	$2,969	$41,493
Prepaid assets	227,768	240,972	240,972

Total Current Assets	228,780	243,941	282,465
Prepaid assets	—	46,214	105,632
Investments held in Trust Account	297,884,582	293,682,625	293,286,629

TOTAL ASSETS	$298,113,362	$293,972,780	$293,674,726

LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities
Accrued expenses	$10,895,164	$6,581,280	$3,462,561
Note payable – Sponsor	2,875,000	—	—
Income taxes payable	357,259	33,614	—
Franchise tax payable	350,000	300,000	250,000
Working capital loans	581,700	451,700	300,000
Advances – related parties	410,278	143,514	82,544

Total Current Liabilities	15,469,401	7,10,108	4,095,105
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500

TOTAL LIABILITIES	25,531,901	17,572,608	14,157,605

Commitments and Contingencies
Class A common stock subject to possible redemption, $ 0.001 par value, 200,000,000 shares authorized; 28,750,000 shares outstanding, at redemption value ($ 10.34, $ 10.20 and $ 10.20 per share)	297,177,323	293,349,011	293,250,000
Stockholders’ Deficit
Preferred stock, $ 0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $ 0.0001 par value; 200,000,000 shares authorized; 1,277,234 issued and outstanding, excluding 28,750,000 shares subject to redemption	127	127	127
Class B common stock, $ 0.0001 par value; 10,000,000 shares authorized; 7,187,500 issued and outstanding	719	719	719
Additional paid-in capital	—	—	—
Accumulated deficit	(24,596,708)	(16,949,685)	(13,733,725)

Total Stockholders’ Deficit	(24,595,862)	(16,948,839)	(13,732,879)

TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	$298,113,362	$293,972,780	$293,674,726

DIGITAL WORLD ACQUISITION CORP.
STATEMENTS OF OPERATIONS

		As Restated
	Three Months Ended March 31, 2022	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Formation and operating costs	397,734	864,594	1,262,328	2,115,260	3,527,588
Legal investigations costs	2,742,708	2,564,737	5,307,445	2,656,763	7,964,208
Franchise tax expense	50,000	50,000	100,000	50,000	150,000

Loss from operating costs	3,190,442	3,479,331	6,669,773	4,822,023	11,491,796

Other income and expenses:
Interest earned on investments held in Trust Account	29,531	395,996	425,527	1,326,957	1,752,484

Loss before income taxes	(3,160,911)	(3,083,335)	(6,244,246)	(3,495,066)	(9,739.312)
Income tax expense	—	(33,614)	(33,614)	(323,645)	(357,259)

Net loss	$(3,160,911)	$(3,116,949)	$(6,277,860)	$(2,618,711)	$(10,096,571)

Weighted average shares outstanding of Class A common stock	30,027,234	30,027,234	30,027,234	30,027,234	30,027,234

Weighted average shares outstanding of Class B common stock	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500

Basic and diluted net loss per Class A common stock	$(0.08)	$(0.08)	$(0.17)	$(0.10)	$(0.27)

Basic and diluted net loss per Class B common stock	$(0.08)	$(0.08)	$(0.17)	$(0.10)	$(0.27)

DIGITAL WORLD ACQUISITION CORP.
STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT

	As Restated
	Class A Common Stock		Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total Stockholders’ Deficit
	Shares	Amount	Shares	Amount
Balance – December 31, 2021	1,277,234	$127	7,187,500	$719	$—	$(10,572,814)	$(10,571,968)
Net loss	—	—	—	—	—	(3,160,911)	(3,160,911)

Balance – March 31, 2022	1,277,234	127	7,187,500	719	—	(13,33,725)	(13,732,879)
Net loss						(3,116,949)	(3,116,949)
Remeasurement of Class A common stock to redemption value						(99,011)	(99,011)

Balance – June 30, 2022	1,277,234	127	7,187,500	719	—	(16,949,685)	(16,948,839)
Net loss	—	—	—	—	—	(2,618,711)	(2,618,711)
Remeasurement of Class A common stock to redemption value	—	—	—	—	—	(953,312)	(953,312)
Contribution	—	—	—	—	—	(2,875,000)	(2,875,000)

Balance – September 30, 2022	1,277,234	127	7,187,500	719	—	(24,596,708)	(24,595,862)
Net loss	—	—	—	—	—	(5,545,977)	(5,545,977)
Remeasurement of Class A common stock to redemption value	—	—	—	—	—	(1,832,769)	(1,832,769)

Balance – December 31, 2022	1,277,234	$127	7,187,500	$719	$—	$(31,975,454)	$(31,974,608)

		As Restated
	Three Months Ended March 31, 2022	Six Months Ended June 30, 2022	Nine Months Ended September 30, 2022
Cash flows from operating activities:
Net loss	$(3,160,911)	$(6,277,860)	$(10,096,571)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in the Trust Account	(29,531)	(425,527)	(1,752,484)
Changes in assets and liabilities:
Accrued expenses	2,434,635	5,553,354	9,867,238
Income taxes payable	—	33,614	357,259
Prepaid insurance	59,419	118,837	178,255
Franchise tax payable	50,000	100,000	150,000

Net cash used in operating activities	(646,388)	(897,582)	(646,3880)

Cash flows from investing activities:
Cash deposited into Trust Account	—	—	(2,875,000)

Net cash used in investing activities	—	—	(2,875,000)

Cash flows from financing activities:
Proceeds from working capital loan	300,000	451,700	581,700
Proceeds from advances – related parties	60,150	121,120	387,884
Proceeds from Sponsor note	—	—	2,875,000

Net cash provided by financing activities	360,150	572,820	3,844,584

Net change in cash	(286,238)	(324,762)	(326,719)
Cash at beginning of period	327,731	327,731	327,731

Cash at end of period	$41,493	$2,969	$1,012

Non-cash investing and financing activities:
Remeasurement of Class A common stock	$—	$99,011	$3,28,312